DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Taxes Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current [Abstract]
Health and safety tax	$ 397,840	$ 370,362
Withholdings and perceptions made to third parties	7,786,238	7,953,525
Turnover Tax	2,579,776	2,676,617
Tax on exports	0	2,554,206
Others	669,080	617,813
Total	$ 11,432,934	$ 14,172,523